Segment Revenue and Gross Margin (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Revenue	$ 19,896	$ 20,489	$ 21,456	$ 16,008	$ 18,059	$ 17,407	$ 20,885	$ 17,372	$ 77,849	$ 73,723	$ 69,943
Gross margin	14,294	15,702	15,764	11,840	13,896	13,455	15,247	13,595	57,600	56,193	54,366
Segment Groups | Devices and Consumer
Segment Reporting Information [Line Items]
Revenue									32,100	32,438	32,209
Gross margin									20,046	21,733	22,048
Segment Groups | Commercial
Segment Reporting Information [Line Items]
Revenue									45,346	41,770	37,354
Gross margin									37,182	35,042	32,091
Reportable Segments | Devices and Consumer Licensing
Segment Reporting Information [Line Items]
Revenue									19,021	19,495	19,422
Gross margin									17,044	17,240	17,581
Reportable Segments | Devices and Consumer Hardware
Segment Reporting Information [Line Items]
Revenue									6,461	6,740	6,941
Gross margin									956	2,495	2,325
Reportable Segments | Devices and Consumer Other
Segment Reporting Information [Line Items]
Revenue									6,618	6,203	5,846
Gross margin									2,046	1,998	2,142
Reportable Segments | Commercial Licensing
Segment Reporting Information [Line Items]
Revenue									39,686	37,126	33,607
Gross margin									36,261	34,463	31,478
Reportable Segments | Commercial Other
Segment Reporting Information [Line Items]
Revenue									5,660	4,644	3,747
Gross margin									921	579	613
Corporate and Other
Segment Reporting Information [Line Items]
Revenue									403	(485)	380
Gross margin									$ 372	$ (582)	$ 227